SCHEDULE OF OPERATIONS BY BUSINESS SEGMENT (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Total revenues	$ 29,904	$ 48,725
Total cost of goods sold	28,620	47,488
Total other expense	287	273
Total other income	2,065	1,218
Loss from operations	(2,589)	(3,787)
Total assets	40,220		$ 37,108
Operating segments [member] | Revenues [Member]
IfrsStatementLineItems [Line Items]
Total revenues	29,904	48,725
Operating segments [member] | Cost Of Revenues [Member]
IfrsStatementLineItems [Line Items]
Total cost of goods sold	28,620	47,488
Operating segments [member] | Operating Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	5,651	5,969
Operating segments [member] | Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Total other expense	287	273
Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income	2,065	1,218
Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	(2,589)	(3,787)
Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	40,220		37,108
Business management and consulting [Member] | Operating segments [member] | Revenues [Member]
IfrsStatementLineItems [Line Items]
Total revenues	471	272
Business management and consulting [Member] | Operating segments [member] | Cost Of Revenues [Member]
IfrsStatementLineItems [Line Items]
Total cost of goods sold	77	60
Business management and consulting [Member] | Operating segments [member] | Operating Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	224	153
Business management and consulting [Member] | Operating segments [member] | Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Total other expense	24
Business management and consulting [Member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income	1	7
Business management and consulting [Member] | Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	147	66
Business management and consulting [Member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	21,170		20,205
Livestreaming ecommerce [member] | Operating segments [member] | Revenues [Member]
IfrsStatementLineItems [Line Items]
Total revenues	29,379	48,453
Livestreaming ecommerce [member] | Operating segments [member] | Cost Of Revenues [Member]
IfrsStatementLineItems [Line Items]
Total cost of goods sold	28,543	47,428
Livestreaming ecommerce [member] | Operating segments [member] | Operating Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	1,304	1,515
Livestreaming ecommerce [member] | Operating segments [member] | Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Total other expense	263
Livestreaming ecommerce [member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income	1,996	1,184
Livestreaming ecommerce [member] | Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	1,265	694
Livestreaming ecommerce [member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	6,199		4,004
Other Segment [Member] | Operating segments [member] | Revenues [Member]
IfrsStatementLineItems [Line Items]
Total revenues	54
Other Segment [Member] | Operating segments [member] | Operating Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	4,123	4,301
Other Segment [Member] | Operating segments [member] | Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Total other expense		273
Other Segment [Member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Other	68	27
Other Segment [Member] | Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	(4,001)	$ (4,547)
Other Segment [Member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	$ 12,851		$ 12,899